Condensed Consolidated Statements of Comprehensive Income (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
REVENUE	£ 168,252	£ 138,248
Cost of sales
Direct cost of sales	(122,592)	(83,026)
Allocated cost of sales	(8,311)	(7,305)
Total cost of sales	(130,903)	(90,331)
GROSS PROFIT	37,349	47,917
Selling, general and administrative expenses	(36,480)	(31,008)
OPERATING PROFIT	869	16,909
Net finance expense	(2,871)	(4,860)
Gain on sale of subsidiary	2,215	0
PROFIT BEFORE TAX	213	12,049
Tax on profit on ordinary activities	483	(2,584)
PROFIT FOR THE PERIOD	696	9,465
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(4,385)	662
Total comprehensive income for the period	£ (3,689)	£ 10,127
EARNINGS PER SHARE:
Weighted average number of shares outstanding - Basic (in shares)	52,848,507	48,859,382
Weighted average number of shares outstanding - Diluted (in shares)	55,663,120	54,454,333
Basic EPS (in gbp per share)	£ 0.01	£ 0.19
Diluted EPS (in gbp per share)	£ 0.01	£ 0.17